Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 231,407
Amortization	0
Ending balance	231,407
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(203,423)
Amortization	(6,307)
Ending balance	(209,730)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	27,984
Amortization	(6,307)
Ending balance	$ 21,677